Product Warranty and Recall Campaigns (Tables)	12 Months Ended
Dec. 31, 2023
Guarantees and Product Warranties [Abstract]
Schedule of Warranty and Recall Liability
Changes in the Company’s warranty and recall liability were as follows as of December 31, (in thousands):

	2023	2022
Balance, beginning of period	$566	$1,095
Warranties issued during the period	878	714
Settlements made during the period	(452)	(616)
Currency Translation Adjustments	—	(76)
Recalls and changes to pre-existing warranty liabilities	19	236
Transaction related adjustment (1)	—	(787)
Balance, end of period	$1,011	$566
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(1)In connection with the Separation and Business Combination, $787 thousand of warranties and recall liabilities were retained by H-D related to pre-transaction claims for certain H-D branded electric motorcycles.